Subsequent event	12 Months Ended
Jun. 30, 2012
Subsequent Event [Abstract]
Subsequent Events [Text Block]
24.	Subsequent events

In August 2012, Yuanbo Education, one of the brands operated by Noah, has signed definitive agreements to acquire 100% interest of Dai Dai Kang Enterprise Management Consulting Co., Ltd., and Hangzhou Xiaoxiao Kids Art and Education Consulting Co., Ltd., for a total consideration of RMB48.1million (US$7.6 million). The transactions are expected to close by early November 2012, and will be subject to customary closing conditions, including regulatory approvals.